ING LIFE INSURANCE AND ANNUITY COMPANY
and its Variable Annuity Account C

1984 Pen IRA

Supplement dated December 20, 2006 to the Contract Prospectus, and Statement of Additional Information,
each dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus and SAI for future reference.

1.

Effective January 13, 2007, ING Goldman Sachs® Capital Growth Portfolio (Service Class) will merge into ING VP Growth Portfolio (Class I). After the close of business on January 12, 2007, all existing account balances invested in ING Goldman Sachs® Capital Growth Portfolio (Service Class) will be transferred to ING VP Growth Portfolio (Class I). As a result of the merger, effective January 13, 2007 all references to ING Goldman Sachs® Capital Growth Portfolio (Service Class) in the Contract Prospectus and SAI.

Unless you provide us with alternative allocation instructions, all future allocations directed to ING Goldman Sachs® Capital Growth Portfolio (Service Class) after the date of the merger will be automatically allocated to ING VP Growth Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, CT 06156-1258 1-800-262-3862

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making fund allocation changes.

X.75992-06B December 2006

2.

Effective September 30, 2006, the information for ING VP Global Science and Technology Portfolio, and effective December 1, 2006, the information for ING Legg Mason Partners Aggressive Growth Portfolio and ING Legg Mason Partners Large Cap Growth Portfolio appearing in the Contract Prospectus under Appendix IV – Description of Underlying Funds is deleted and replaced with the following to reflect subadviser name changes.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. – ING	ING Life Insurance and	Seeks long-term growth of
Legg Mason Partners	Annuity Company	capital.
Aggressive Growth Portfolio
Subadviser: ClearBridge
Advisors, LLC

ING Partners, Inc. – ING	ING Life Insurance and	Seeks long-term capital
Legg Mason Partners Large	Annuity Company	appreciation.
Cap Growth Portfolio
Subadviser: ClearBridge
Advisors, LLC

ING Variable Portfolios, Inc.	ING Investments, LLC	Seeks long-term capital
– ING VP Global Science		appreciation.
and Technology Portfolio	Subadviser: BlackRock
Advisors, LLC

3.

Effective December 31, 2006, Directed Services, Inc. is being converted to a limited liability company, redomiciled to Delaware, and reorganized as a wholly-owned subsidiary of ING Life Insurance and Annuity Company. Accordingly, effective December 31, 2006, all references to Directed Services, Inc. appearing in the Contract Prospectus are replaced with Directed Services, LLC.

4.

Effective December 31, 2006, the investment adviser for each of the portfolios under ING Partners, Inc. will change to Directed Services, LLC. Accordingly, effective December 31, 2006, all references to ING Life Insurance and Annuity Company as investment adviser for each portfolio under ING

Partners, Inc. appearing in the Contract Prospectus under Appendix IV – Description of Underlying Funds are replaced with Directed Services, LLC.

X.75992-06B December 2006